Loans receivable, net - Aging analysis of loans receivable (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Loans receivable, net
Loans receivable	¥ 5,798,839	¥ 5,248,804
Current
Loans receivable, net
Loans receivable	5,551,986	4,861,831
Past Due
Loans receivable, net
Loans receivable	246,853	386,973
1-30 Days
Loans receivable, net
Loans receivable	70,990	75,785
31-60 Days
Loans receivable, net
Loans receivable	42,495	59,394
61-90 Days
Loans receivable, net
Loans receivable	38,340	51,035
91 Days or Greater
Loans receivable, net
Loans receivable	¥ 95,028	¥ 200,759